Taxes - Schedule of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Major components of tax expense (income) [abstract]
2020	$ 825
2021	351
2022	221
2023	227
2024	610
2025	4,876
2026	4,706
2027	35
2028	2,247
2029 and thereafter	3,984
No expiration (Brazil and Colombia)	14,454
Tax Loss Carryforwards	$ 32,536